AB Active ETFs, Inc.

AB Corporate Bond ETF

Portfolio of Investments

February 29, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 97.2%
Industrial – 62.4%
Basic – 1.2%
Air Products and Chemicals, Inc. 4.60%, 02/08/2029	$25	$24,684
4.75%, 02/08/2031	25	24,704
Georgia-Pacific LLC 0.95%, 05/15/2026(a)	136	124,365
Rio Tinto Alcan, Inc. 6.125%, 12/15/2033	112	119,029

		292,782

Capital Goods – 3.6%
Boeing Co. (The) 2.196%, 02/04/2026	144	135,215
Caterpillar Financial Services Corp. 0.90%, 03/02/2026	107	98,768
4.85%, 02/27/2029	123	123,105
5.05%, 02/27/2026	123	123,053
Lockheed Martin Corp. 4.50%, 02/15/2029	25	24,563
4.80%, 08/15/2034	25	24,468
Regal Rexnord Corp. 6.05%, 04/15/2028(a)	122	122,705
Siemens Financieringsmaatschappij NV 6.125%, 08/17/2026(a)	117	119,989
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/2026	130	123,613

		895,479

Communications - Media – 3.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.90%, 06/01/2052	189	118,601
5.75%, 04/01/2048	11	9,141
6.484%, 10/23/2045	130	118,727
Cox Communications, Inc. 5.80%, 12/15/2053(a)	25	24,368
Meta Platforms, Inc. 4.65%, 08/15/2062	136	119,953
5.75%, 05/15/2063	117	122,493
Paramount Global 4.375%, 03/15/2043	51	34,163
6.875%, 04/30/2036	138	126,611
Time Warner Cable LLC 6.55%, 05/01/2037	129	121,101
6.75%, 06/15/2039	10	9,419
Time Warner Cable, Inc. 7.30%, 07/01/2038	95	94,658

		899,235

Communications - Telecommunications – 2.7%
Crown Castle, Inc. 4.45%, 02/15/2026	59	57,894

	Principal Amount (000)	U.S. $ Value

Deutsche Telekom International Finance BV 8.75%, 06/15/2030	$115	$135,616
T-Mobile USA, Inc. 1.50%, 02/15/2026	148	137,604
2.25%, 02/15/2026	130	122,473
2.625%, 04/15/2026	130	123,162
Verizon Communications, Inc. 0.85%, 11/20/2025	67	62,179
5.50%, 02/23/2054	25	24,702

		663,630

Consumer Cyclical - Automotive – 5.5%
Cummins, Inc. 4.90%, 02/20/2029	123	122,388
5.45%, 02/20/2054	123	123,645
General Motors Co. 6.125%, 10/01/2025	121	121,999
General Motors Financial Co., Inc. 1.50%, 06/10/2026	52	47,635
2.75%, 06/20/2025	127	122,573
4.30%, 07/13/2025	123	120,968
5.40%, 05/08/2027	25	25,028
5.75%, 02/08/2031	25	24,928
Hyundai Capital America 1.50%, 06/15/2026(a)	135	123,587
1.65%, 09/17/2026(a)	152	138,472
Nissan Motor Acceptance Co., LLC 1.85%, 09/16/2026(a)	138	124,257
2.00%, 03/09/2026(a)	134	123,486
Toyota Motor Corp. 1.339%, 03/25/2026	146	135,545

		1,354,511

Consumer Cyclical - Other – 0.2%
Marriott International, Inc./MD 4.875%, 05/15/2029	25	24,665
5.30%, 05/15/2034	25	24,606

		49,271

Consumer Cyclical - Restaurants – 0.7%
McDonald’s Corp. 3.30%, 07/01/2025	124	121,059
Starbucks Corp. 4.85%, 02/08/2027	25	24,868
4.90%, 02/15/2031	25	24,701

		170,628

Consumer Cyclical - Retailers – 2.8%
Alimentation Couche-Tard, Inc. 4.50%, 07/26/2047(a)	146	122,660
Lowe’s Cos., Inc. 4.45%, 04/01/2062	147	117,521
5.80%, 09/15/2062	35	34,939

	Principal Amount (000)	U.S. $ Value

Tapestry, Inc. 7.35%, 11/27/2028	$22	$23,021
7.70%, 11/27/2030	118	125,355
7.85%, 11/27/2033	124	134,163
VF Corp. 2.95%, 04/23/2030	162	133,632

		691,291

Consumer Non-Cyclical – 15.8%
AbbVie, Inc. 4.80%, 03/15/2027	25	24,930
4.80%, 03/15/2029	25	24,887
4.95%, 03/15/2031	25	24,998
5.05%, 03/15/2034	25	25,118
5.35%, 03/15/2044	25	25,208
5.40%, 03/15/2054	25	25,384
Amgen, Inc. 4.40%, 02/22/2062	149	119,719
5.75%, 03/02/2063	120	120,049
Archer-Daniels-Midland Co. 2.50%, 08/11/2026	144	135,583
Astrazeneca Finance LLC 4.80%, 02/26/2027	123	122,684
4.85%, 02/26/2029	123	122,952
4.90%, 02/26/2031	25	24,942
BAT Capital Corp. 3.215%, 09/06/2026	129	122,212
4.54%, 08/15/2047	121	90,186
4.758%, 09/06/2049	154	118,777
6.00%, 02/20/2034	21	20,796
Bristol-Myers Squibb Co. 3.70%, 03/15/2052	159	120,190
3.90%, 03/15/2062	15	11,185
4.35%, 11/15/2047	143	121,460
4.90%, 02/22/2027	25	24,969
4.90%, 02/22/2029	25	24,936
4.95%, 02/20/2026	13	12,981
5.10%, 02/22/2031	25	25,077
5.20%, 02/22/2034	12	12,091
5.50%, 02/22/2044	25	25,291
5.55%, 02/22/2054	25	25,301
Cardinal Health, Inc. 3.41%, 06/15/2027	94	89,082
5.125%, 02/15/2029	123	122,509
Cigna Group (The) 1.25%, 03/15/2026	26	24,021
5.00%, 05/15/2029	137	136,016
5.125%, 05/15/2031	25	24,716
5.25%, 02/15/2034	25	24,694
5.60%, 02/15/2054	25	24,616
CommonSpirit Health 3.817%, 10/01/2049	136	104,622
4.35%, 11/01/2042	146	124,525
Eli Lilly & Co. 2.50%, 09/15/2060	74	43,052
4.50%, 02/09/2027	25	24,895
4.50%, 02/09/2029	25	24,864
4.70%, 02/09/2034	25	24,686
4.95%, 02/27/2063	122	117,420

	Principal Amount (000)	U.S. $ Value

5.00%, 02/09/2054	$25	$24,641
5.10%, 02/09/2064	25	24,578
General Mills, Inc. 4.70%, 01/30/2027	39	38,607
HCA, Inc. 6.00%, 04/01/2054	25	24,813
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 7.25%, 11/15/2053(a)	112	117,406
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 6.50%, 12/01/2052	39	37,577
Kraft Heinz Foods Co. 3.00%, 06/01/2026	129	123,085
Mars, Inc. 3.95%, 04/01/2049(a)	152	123,012
Mylan, Inc. 5.20%, 04/15/2048	12	9,826
Northwell Healthcare, Inc. 3.809%, 11/01/2049	168	124,454
Pepsico Singapore Financing I Pte Ltd. 4.55%, 02/16/2029	25	24,776
4.65%, 02/16/2027	25	24,817
4.70%, 02/16/2034	25	24,585
Pfizer Investment Enterprises Pte Ltd. 5.34%, 05/19/2063	125	120,430
Philip Morris International, Inc. 0.875%, 05/01/2026	135	123,344
4.75%, 02/12/2027	25	24,686
4.875%, 02/13/2029	25	24,567
5.125%, 02/13/2031	25	24,599
5.25%, 02/13/2034	25	24,426
Pilgrim’s Pride Corp. 3.50%, 03/01/2032	15	12,536
Providence St Joseph Health Obligated Group Series 21A 2.70%, 10/01/2051	202	120,996
Reynolds American, Inc. 5.85%, 08/15/2045	8	7,250
Smithfield Foods, Inc. 2.625%, 09/13/2031(a)	108	83,171
Tyson Foods, Inc. 5.40%, 03/15/2029	25	25,021
Whirlpool Corp. 5.75%, 03/01/2034	123	122,331

		3,897,158

Energy – 5.4%
Boardwalk Pipelines LP 5.625%, 08/01/2034	25	24,776
BP Capital Markets America, Inc. 3.379%, 02/08/2061	169	113,744
Columbia Pipelines Operating Co. LLC 6.544%, 11/15/2053(a)	115	122,301
Exxon Mobil Corp. 4.327%, 03/19/2050	138	120,256

	Principal Amount (000)	U.S. $ Value

Flex Intermediate Holdco LLC 3.363%, 06/30/2031(a)	$152	$123,489
FLNG Liquefaction 2 LLC 4.125%, 03/31/2038(a)	120	103,061
Kinder Morgan Energy Partners LP 6.95%, 01/15/2038	112	120,776
Kinder Morgan, Inc. 5.00%, 02/01/2029	117	116,070
MPLX LP 1.75%, 03/01/2026	132	123,131
Northern Natural Gas Co. 5.625%, 02/01/2054(a)	12	12,054
Suncor Energy, Inc. 6.50%, 06/15/2038	115	120,387
6.80%, 05/15/2038	116	123,701
Woodside Finance Ltd. 4.50%, 03/04/2029(a)	128	121,807

		1,345,553

Other Industrial – 0.5%
Massachusetts Institute of Technology 5.60%, 07/01/2111	110	118,263

Services – 2.1%
Amazon.com, Inc. 3.10%, 05/12/2051	87	61,145
3.25%, 05/12/2061	174	119,910
3.875%, 08/22/2037	135	120,678
4.10%, 04/13/2062	12	9,918
Booking Holdings, Inc. 3.60%, 06/01/2026	107	103,697
Gartner, Inc. 3.75%, 10/01/2030(a)	114	100,931

		516,279

Technology – 14.8%
Apple, Inc. 2.05%, 09/11/2026	147	137,430
3.95%, 08/08/2052	51	42,324
Broadridge Financial Solutions, Inc. 2.90%, 12/01/2029	141	124,124
Cisco Systems, Inc. 4.80%, 02/26/2027	25	25,006
4.90%, 02/26/2026	25	25,011
Concentrix Corp. 6.65%, 08/02/2026	119	120,117
Dell International LLC/EMC Corp. 4.90%, 10/01/2026	123	121,877
5.85%, 07/15/2025	104	104,458
Fiserv, Inc. 3.20%, 07/01/2026	127	121,290
5.15%, 03/15/2027	25	24,991
5.35%, 03/15/2031	16	16,009
Fortive Corp. 3.15%, 06/15/2026	130	124,085
Hewlett Packard Enterprise Co. 1.75%, 04/01/2026	133	123,614

	Principal Amount (000)	U.S. $ Value

Honeywell International, Inc. 4.875%, 09/01/2029	$102	$102,087
4.95%, 09/01/2031	124	123,782
5.00%, 03/01/2035	98	97,768
HP, Inc. 2.20%, 06/17/2025	127	121,914
Intel Corp. 5.00%, 02/21/2031	123	122,230
5.15%, 02/21/2034	123	121,792
5.60%, 02/21/2054	123	122,979
International Business Machines Corp. 3.30%, 05/15/2026	127	122,273
Intuit, Inc. 5.20%, 09/15/2033	119	120,189
5.50%, 09/15/2053	116	119,621
KLA Corp. 4.70%, 02/01/2034	25	24,346
5.25%, 07/15/2062	122	118,538
Microsoft Corp. 2.40%, 08/08/2026	39	36,919
2.921%, 03/17/2052	172	118,720
3.041%, 03/17/2062	174	118,320
3.40%, 09/15/2026(a)	140	135,419
NetApp, Inc. 1.875%, 06/22/2025	129	123,000
Oracle Corp. 1.65%, 03/25/2026	132	122,600
2.65%, 07/15/2026	129	121,504
3.85%, 04/01/2060	173	120,180
4.10%, 03/25/2061	164	120,036
4.375%, 05/15/2055	20	15,672
Texas Instruments, Inc. 4.60%, 02/08/2029	137	136,260
4.85%, 02/08/2034	25	24,850
5.15%, 02/08/2054	25	24,771

		3,646,106

Transportation - Airlines – 0.7%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)	109	107,174
United Airlines Pass Through Trust Series 20-1 5.875%, 10/15/2027	73	73,512

		180,686

Transportation - Services – 2.8%
Element Fleet Management Corp. 6.271%, 06/26/2026(a)	135	136,218
6.319%, 12/04/2028(a)	121	124,100
ERAC USA Finance LLC 5.20%, 10/30/2034(a)	25	24,796
Penske Truck Leasing Co. LP/PTL Finance Corp. 1.20%, 11/15/2025(a)	134	124,440
5.35%, 01/12/2027(a)	25	24,896
Ryder System, Inc. 5.30%, 03/15/2027	124	124,162
5.375%, 03/15/2029	124	123,864

		682,476

		15,403,348

	Principal Amount (000)	U.S. $ Value

Financial Institutions – 29.6%
Banking – 17.6%
American Express Co. 5.098%, 02/16/2028	$25	$24,900
Bank of America Corp. 1.197%, 10/24/2026	133	123,908
1.319%, 06/19/2026	84	79,530
1.734%, 07/22/2027	11	10,084
3.384%, 04/02/2026	126	123,042
3.559%, 04/23/2027	128	123,104
Series G 3.593%, 07/21/2028	129	122,154
Bank of New York Mellon Corp. (The) 4.414%, 07/24/2026	123	121,312
Capital One Financial Corp. 1.878%, 11/02/2027	139	126,123
2.359%, 07/29/2032	175	131,868
2.636%, 03/03/2026	128	124,161
6.051%, 02/01/2035	13	13,116
Citigroup, Inc. 3.106%, 04/08/2026	126	122,660
3.29%, 03/17/2026	126	123,059
5.174%, 02/13/2030	18	17,817
5.827%, 02/13/2035	25	24,455
Citizens Financial Group, Inc. 5.841%, 01/23/2030	25	24,700
Comerica, Inc. 5.982%, 01/30/2030	25	24,552
Discover Financial Services 7.964%, 11/02/2034	122	136,724
Fifth Third Bancorp 5.631%, 01/29/2032	5	4,960
8.25%, 03/01/2038	107	126,501
HSBC Holdings PLC 6.50%, 09/15/2037	121	124,144
JPMorgan Chase & Co. 2.005%, 03/13/2026	141	135,911
2.083%, 04/22/2026	128	123,172
3.96%, 01/29/2027	89	86,854
4.08%, 04/26/2026	125	123,130
5.04%, 01/23/2028	25	24,866
KeyCorp. 6.401%, 03/06/2035	124	124,394
Macquarie Group Ltd. 1.34%, 01/12/2027(a)	134	123,650
3.763%, 11/28/2028(a)	106	99,017
Morgan Stanley 5.173%, 01/16/2030	25	24,845
5.466%, 01/18/2035	25	24,975
PNC Financial Services Group, Inc. (The) 5.068%, 01/24/2034	104	99,920
5.30%, 01/21/2028	9	8,989
5.676%, 01/22/2035	12	12,028

	Principal Amount (000)	U.S. $ Value

5.812%, 06/12/2026	$136	$136,175
6.615%, 10/20/2027	119	122,177
Sumitomo Mitsui Financial Group, Inc. 3.784%, 03/09/2026	126	122,558
Truist Financial Corp. 4.26%, 07/28/2026	124	121,463
5.435%, 01/24/2030	25	24,751
5.711%, 01/24/2035	25	24,789
6.047%, 06/08/2027	84	84,815
US Bancorp 5.678%, 01/23/2035	25	24,944
Visa, Inc. 2.70%, 04/15/2040	148	109,519
3.65%, 09/15/2047	150	119,374
Wells Fargo & Co. 2.188%, 04/30/2026	128	122,819
3.196%, 06/17/2027	128	121,834
3.526%, 03/24/2028	130	123,259
3.584%, 05/22/2028	13	12,313
3.908%, 04/25/2026	125	122,587
4.54%, 08/15/2026	35	34,519
5.499%, 01/23/2035	12	11,925
5.557%, 07/25/2034	56	55,787

		4,360,233

Brokerage – 1.8%
Cantor Fitzgerald LP 7.20%, 12/12/2028(a)	132	135,366
CI Financial Corp. 3.20%, 12/17/2030	172	136,943
4.10%, 06/15/2051	105	62,037
Raymond James Financial, Inc. 3.75%, 04/01/2051	168	124,432

		458,778

Finance – 2.5%
Aircastle Ltd. 5.95%, 02/15/2029(a)	7	6,920
Ares Capital Corp. 2.15%, 07/15/2026	151	137,174
3.875%, 01/15/2026	143	137,191
5.875%, 03/01/2029	25	24,448
Blue Owl Capital Corp. 3.40%, 07/15/2026	132	122,907
5.95%, 03/15/2029	25	24,424
Blue Owl Credit Income Corp. 6.65%, 03/15/2031(a)	140	135,408
Golub Capital BDC, Inc. 6.00%, 07/15/2029	25	24,271

		612,743

Insurance – 3.6%
AmFam Holdings, Inc. 2.805%, 03/11/2031(a)	156	117,635
Aon North America, Inc. 5.125%, 03/01/2027	25	24,990
5.15%, 03/01/2029	25	25,004

	Principal Amount (000)	U.S. $ Value

Arthur J Gallagher & Co. 5.45%, 07/15/2034	$25	$24,909
5.75%, 07/15/2054	25	24,784
Corebridge Global Funding 5.20%, 01/12/2029(a)	25	24,725
F&G Global Funding 1.75%, 06/30/2026(a)	136	123,042
Fairfax Financial Holdings Ltd. 5.625%, 08/16/2032	133	131,017
Marsh & McLennan Cos., Inc. 5.15%, 03/15/2034	25	24,908
5.45%, 03/15/2054	25	24,843
Principal Life Global Funding II 5.10%, 01/25/2029(a)	25	24,796
Prudential Financial, Inc. 4.50%, 09/15/2047	143	133,882
5.375%, 05/15/2045	125	123,090
5.70%, 09/15/2048	56	54,702

		882,327

REITs – 4.1%
CBRE Services, Inc. 5.50%, 04/01/2029	123	123,041
Crown Castle, Inc. 1.05%, 07/15/2026	137	123,838
2.90%, 03/15/2027	132	122,921
3.10%, 11/15/2029	9	7,964
Scentre Group Trust 1/Scentre Group Trust 2 4.375%, 05/28/2030(a)	131	123,137
VICI Properties LP 5.625%, 05/15/2052	130	117,198
VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(a)	18	17,239
4.625%, 06/15/2025(a)	123	120,900
WEA Finance LLC 3.50%, 06/15/2029(a)	147	127,142
Weyerhaeuser Co. 4.75%, 05/15/2026	123	121,533

		1,004,913

		7,318,994

Utility – 5.2%
Electric – 4.6%
AES Corp. (The) 3.30%, 07/15/2025(a)	103	99,793
Berkshire Hathaway Energy Co. 6.125%, 04/01/2036	116	122,320
Connecticut Light and Power Co. (The) 4.65%, 01/01/2029	25	24,578
DTE Electric Co. 4.85%, 12/01/2026	25	24,954
DTE Energy Co. 5.10%, 03/01/2029	25	24,806

	Principal Amount (000)	U.S. $ Value

Duke Energy Indiana LLC 5.25%, 03/01/2034	$25	$24,939
Eversource Energy 5.00%, 01/01/2027	25	24,829
5.50%, 01/01/2034	138	136,574
Exelon Corp. 5.45%, 03/15/2034	25	24,891
Fells Point Funding Trust 3.046%, 01/31/2027(a)	131	122,448
Georgia Power Co. 5.004%, 02/23/2027	25	24,950
MidAmerican Energy Co. 5.85%, 09/15/2054	57	60,139
NextEra Energy Capital Holdings, Inc. 4.90%, 03/15/2029	25	24,690
5.25%, 03/15/2034	25	24,538
5.65%, 05/01/2079	134	128,874
Niagara Mohawk Power Corp. 5.29%, 01/17/2034(a)	20	19,488
5.664%, 01/17/2054(a)	100	96,979
Pacific Gas and Electric Co. 5.55%, 05/15/2029	7	7,014
PacifiCorp 4.125%, 01/15/2049	17	13,257
Potomac Electric Power Co. 5.20%, 03/15/2034	25	24,855
Public Service Electric & Gas Co. 5.45%, 03/01/2054	25	25,075
Southern Co. (The) 5.50%, 03/15/2029	25	25,327
5.70%, 03/15/2034	25	25,490

		1,130,808

Natural Gas – 0.5%
Brooklyn Union Gas Co. (The) 4.273%, 03/15/2048(a)	161	121,819

Other Utility – 0.1%
American Water Capital Corp. 5.15%, 03/01/2034	25	24,792

		1,277,419

Total Corporates - Investment Grade (cost $24,012,428)		23,999,761

	Shares

SHORT-TERM INVESTMENTS – 2.7%
Investment Companies – 2.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(b) (c) (d) (cost $671,391)	671,391	671,391

U.S. $ Value

Total Investments – 99.9% (cost $24,683,819)(e)	$24,671,152
Other assets less liabilities – 0.1%	36,499

Net Assets – 100.0%	$24,707,651

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	34	June 2024	$4,054,500	$22,313
U.S. T-Note 5 Yr (CBT) Futures	37	June 2024	3,955,531	8,984
Sold Contracts
U.S. 10 Yr Ultra Futures	13	June 2024	1,484,234	(3,805)
U.S. T-Note 2 Yr (CBT) Futures	20	June 2024	4,095,000	(2,344)
U.S. T-Note 10 Yr (CBT) Futures	8	June 2024	883,500	(2,125)
U.S. Ultra Bond (CBT) Futures	8	June 2024	1,023,000	(7,765)

				$15,258

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 29, 2024, the aggregate market value of these securities amounted to $4,247,668 or 17.2% of net assets.

(b)	Affiliated investments.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $137,697 and gross unrealized depreciation of investments was $(135,106), resulting in net unrealized appreciation of $2,591.

Glossary:

CBT – Chicago Board of Trade

REIT – Real Estate Investment Trust

AB Active ETFs, Inc.

AB Corporate Bond ETF

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$23,999,761	$—	$23,999,761
Short-Term Investments	671,391	—	—	671,391

Total Investments in Securities	671,391	23,999,761	—	24,671,152
Other Financial Instruments(a):
Assets:
Futures	31,297	—	—	31,297
Liabilities:
Futures	(16,039)	—	—	(16,039)

Total	$686,649	$23,999,761	$—	$24,686,410

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 29, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/29/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$4,326	$3,655	$671	$3